Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Earnings Per Share Basic and Diluted
The following tables reflect the calculation of basic and diluted net income (loss) p
e
r ordinary shares for the three and six months ended S
eptemb
er 30, 2024 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2024
Net loss	$(132,909)
Remeasurement of temporary equity to redemption value	(610,118)

Net loss including remeasurement of temporary equity to red e mption value	$(743,027)

	For the Three Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(278,639)	$(464,388)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	610,118	—	—

Total net income (loss) allocated by class	$331,479	$(464,388)	$0

Denominator:
Weighted-average shares outstanding	3,220,241	4,743,749	1
Basic and diluted net income (loss) per share	$0.10	$(0.10)	$(0.10)

For the Nine Months Ended September 30, 2024
Net income	$437,633
Remeasurement of temporary equity to redemption value	(2,399,140)

Net loss including remeasurement of temporary equity to redemption value	$(1,961,507)

	For the Nine Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net inc om e (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(889,701)	$(1,071,806)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	2,399,140	—	—

Total net income (loss) allocated by class	$1,509,439	$(1,071,806)	$0

Denominator:
Weighted-average shares outstanding	4,251,096	4,743,749	1
Basic and diluted net income (loss) per share	$0.36	$(0.23)	$(0.23)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three and six months ended September 30, 2023 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2023
Net income	$857,708
Remeasurement of temporary equity to redemption value	(1,380,072)

Net loss including remeasurement of temporary equity to redemption value	$(522,364)

	For the Three Months Ended September 30, 2023
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(306,030)	$(201,572)	$(14,762)
Deemed dividend for remeasurement of temporary equity to redemption value	1,380,072	—	—

Total net income (loss) allocated by class	$1,074,042	$(201,572)	$(14,762)

Denominator:
Weighted-average shares outstanding	8,786,025	4,073,437	670,313
Basic and diluted net income (loss) per share	$0.12	$(0.05)	$(0.02)

For the Nine Months Ended September 30, 2023
Net income	$4,569,632
Remeasurement of temporary equity to redemption value	(5,804,241)

Net loss including remeasurement of temporary equity to redemption value	$(1,234,609)

	For the Nine Months Ended September 30, 2023
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(875,826)	$(201,572)	$(157,211)
Deemed dividend for remeasurement of temporary equity to redemption value	5,804,241	—	—

Total net income (loss) allocated by class	$4,928,415	$(201,572)	$(157,211)

Denominator:
Weighted-average shares outstanding	15,541,353	1,372,733	3,371,017
Basic and diluted net income (loss) per share	$0.32	$(0.15)	$(0.05)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$4,626,782
Less: Remeasurement of Class A redeemable shares to redemption value	(6,695,220)

Net loss including remeasurement of temporary equity to redemption value	$(2,068,438)

	For the Year Ended
	December 31, 2023
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,293,986)	$(617,240)	$(157,212)
Deemed dividend for remeasurement of temporary equity to redemption value	6,695,220	—	—

Total net income (loss) allocated by class	$5,401,234	$(617,240)	$(157,212)

Denominator:
Weighted average shares outstanding	12,826,933	2,222,414	2,521,336
Basic and diluted net income (loss) per share	$0.42	$(0.28)	(0.06)
The following tables reflec
t t
he calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 202
2
 (in dollars, except per share amounts):

For the Year Ended
December 31, 2022
Net income	$2,057,255
Less: Remeasurement of Class A redeemable shares to redemption value	(32,883,377)

Net loss including remeasurement of temporary equity to redemption value	$(30,826,122)

	For the Year Ended
	December 31, 2022
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	18,975,000	—	4,743,750
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(24,658,782)	$—	$(6,167,340)
Deemed dividend for remeasurement of temporary equity to redemption value	32,883,337	—
Total net income (loss) allocated by class	$8,224,595	$—	$(6,167,340)
Denominator:
Weighted average shares outstanding	18,091,233	—	4,743,750
Basic and diluted net income (loss) per share	$0.45	$—	(1.30)

Summary Of Class A Ordinary Shares Subject to Possible Redemption
The Class A ordinary shares subject to possible redemption is reflected on the consolidated
balance sheet
s
at December 31, 2023 and 2022 are as follows:

Gross proceeds from initial public offering	$189,750,000
Less:
Fair value allocated to public warrants	(4,524,000)
Fair value allocated to rights	(12,948,540)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(10,392,952)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	32,883,377

Class A ordinary shares subject to possible redemption, December 31, 2022	194,767,885
Less:
Shareholder redemption of Class A ordinary shares	(149,486,187)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption	6,695,220

Class A ordinary shares subject to possible redemption, December 31, 2023	$51,976,918